Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and Other Current Assets
Prepayments for sales tax		¥ 321,817		¥ 435,373
Prepayments for revenue sharing cost	[1]	308,777		559,178
Inventories, net		186,497		437,451
Interest income receivable		122,375		79,641
Deposits		77,224		31,461
Prepayments of marketing and other operational expenses		68,830		125,685
Prepayments to inventory suppliers		54,498		76,598
Prepayments for content cost		31,856		62,564
Loans to investees or ongoing investments		19,343		25,458
Prepayments /receivables relating to jointly invested content		18,339		22,901
Others		63,232		94,263
Total		¥ 1,272,788	$ 179,269	¥ 1,950,573

[1]	App stores retain commissions on each purchase made by the users through the App stores. The Group is also obligated to pay ongoing licensing fees in form of royalties to the third-party game developers. Licensing fees consist of fees that the Group pays to content owners for the use of licensed content, including trademarks and copyrights, in the development of games. Licensing fees are either paid in advance and recorded on the balance sheets as prepayments or accrued as incurred and subsequently paid. Additionally, the Group defers the revenue from licensed mobile games over the estimated average playing period of paying players given that there is an implied obligation to provide on-going services to end-users.